Premier Shares [Member] Fees and Expenses - Premier Shares [Member] - STABLECOIN CASH RESERVES PORTFOLIO	Sep. 08, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell Premier Shares of the Portfolio. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Premier Shares, which are not reflected in the tables or the examples below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are based on estimated amounts for the current fiscal year.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year asa percentage of the value of your investment)
Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]
The following Example is intended to help you compare the cost of investing in Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be: